RELATED PARTY TRANSACTIONS - Additional Information (Details) - TDI - USD ($) $ in Thousands		12 Months Ended
	Sep. 03, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Additional ordinary shares acquired from former shareholders	9,200,000
Sales transactions		$ 0	$ 13,000	$ 49,000